Supplemental Cash Flow Information - Summary of Capital Return (Detail) - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Sep. 30, 2015
Disclosure of non cash investing activities [line items]
Decrease in difference on translation (Show as other equity item)		$ 25,486	$ 63,997	$ 10,919
ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of non cash investing activities [line items]
Acquisition of investments accounted for using the equity method-AAPM				137,011	$ 0
Capital return				0
Interconnect [member]
Disclosure of non cash investing activities [line items]
Acquisition of investments accounted for using the equity method-AAPM						$ 0
Decrease in difference on translation (Show as other equity item)				3,291
Decrease in deferred tax liabilities				674
Decrease in investments accounted for using the equity method				(1,409)
Gains on disposal of investments	$ (139,567)			$ (139,567)